Average Annual Total Returns	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Tax-Free California Fund Class A 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A 10 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Tax-Free California Fund Class C 1 year	Prospectus #1 Delaware Tax-Free California Fund Class C 5 years	Prospectus #1 Delaware Tax-Free California Fund Class C 10 years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free California Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Inception Date	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Inception Date	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class A 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class C 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class C 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class C 10 years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Inception Date	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Inception Date	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 10 years
Total	(8.53%)	1.25%	2.13%	(16.25%)	(0.21%)	1.58%	(16.25%)	(0.28%)	1.55%	(8.50%)	0.59%	1.98%	(13.88%)	(0.03%)	1.29%	(12.17%)	0.97%	3.14%	Dec. 31, 2013	(8.53%)	1.25%	2.13%	(15.87%)	(0.40%)	0.84%	(15.87%)	(0.40%)	0.84%	(8.36%)	0.39%	1.33%	(13.36%)	(0.21%)	0.55%	(11.77%)	0.78%	2.33%	Dec. 31, 2013	(8.53%)	1.25%	2.13%	(16.24%)	(0.34%)	1.31%	(16.24%)	(0.39%)	1.28%	(8.52%)	0.43%	1.70%	(13.80%)	(0.15%)	1.02%	(12.05%)	0.86%	2.89%	Dec. 31, 2013	(8.53%)	1.25%	2.13%	(14.73%)	(0.28%)	1.38%	(14.73%)	(0.28%)	1.38%	(7.70%)	0.46%	1.78%	(12.23%)	(0.11%)	1.09%	(10.49%)	0.90%	2.69%	Dec. 31, 2013	(8.53%)	1.25%	2.13%	(18.72%)	0.63%	2.56%	(18.80%)	0.58%	2.54%	(9.56%)	1.44%	2.90%	(16.32%)	0.79%	2.26%	(14.56%)	1.81%	3.30%